Summary of Significant Accounting Policies - Schedule of Estimated Lives of Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Computer Equipment [Member]
Estimated life	5 years	5 years
Vehicles [Member]
Estimated life	5 years	5 years